Marketable Securities (Details) - DKK (kr) kr in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019
Marketable Securities
Cost at the beginning of the period	kr 15,144
Cost at the end of the period	20,683	kr 15,144
Net book value at the end of the period	20,683	15,144	kr 20,683	kr 15,144
Triple A-rating from Moody's, S&P or Fitch
Marketable Securities
Percentage of marketable securities			89.00%	91.00%
Marketable Securities
Marketable Securities
Fair value adjustment at the beginning of the period	39	79
Fair value adjustment for the period	(96)	(40)
Fair value adjustment at the end of the period	kr (57)	kr 39
Average effective duration	1 year 4 days	1 year 26 days
Cost | Marketable Securities
Marketable Securities
Cost at the beginning of the period	kr 7,380	kr 5,494
Additions for the period	3,006	5,812
Disposals and maturities for the period	(4,152)	(3,926)
Cost at the end of the period	6,234	7,380
Net book value at the end of the period	6,234	7,380	kr 6,234	kr 7,380
Net Book value | Marketable Securities
Marketable Securities
Cost at the beginning of the period	7,419
Cost at the end of the period	6,177	7,419
Net book value at the end of the period	kr 6,177	kr 7,419	kr 6,177	kr 7,419
Net book value in percentage of cost			99.00%	101.00%